Property, Plant & Equipment (Details) - Schedule of property and equipment - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
COST
COST, balance at the beginning		$ 55,455,578	$ 55,455,578	$ 55,455,578
COST, ADDITIONS			0
Forex translation difference	(1,609,373)		(4,067,116)
COST, balance at the ending			51,388,462		$ 55,455,578
DEPRECIATION
DEPRECIATION, balance at the beginning		18,413,234	18,413,234	18,413,234
DEPRECIATION, CHARGED FOR THE PERIOD	5,174,153		1,248,012
DEPRECIATION, Forex translation difference	(121,054)		(1,350,813)
DEPRECIATION, balance at the ending			18,310,433		18,413,234
NET BOOK VALUE
NET BOOK VALUE			33,078,030		37,042,344
TINGO, INC. [Member]
COST
COST, ADDITIONS					197,750
Forex translation difference					3,049,931
DEPRECIATION
DEPRECIATION, CHARGED FOR THE PERIOD	5,174,153	450,719		1,717,871	4,528,106
LAND [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		9,560,176	9,560,176	9,560,176
COST, ADDITIONS			0
Forex translation difference	(57,754)		(701,344)		527,592
COST, balance at the ending			8,858,832		9,560,176
DEPRECIATION
DEPRECIATION, balance at the beginning		0	0	0
DEPRECIATION, CHARGED FOR THE PERIOD			0
DEPRECIATION, Forex translation difference			0
DEPRECIATION, balance at the ending			0		0
NET BOOK VALUE
NET BOOK VALUE			8,858,832		9,560,176
BUILDING [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		34,540,253	34,540,253	34,540,253
COST, ADDITIONS			0
Forex translation difference	(208,661)		(2,533,907)		1,906,155
COST, balance at the ending			32,006,346		34,540,253
DEPRECIATION
DEPRECIATION, balance at the beginning		7,256,776	7,256,776	7,256,776
DEPRECIATION, CHARGED FOR THE PERIOD	395,874		1,200,238
DEPRECIATION, Forex translation difference	$ (37,571)		(532,364)
DEPRECIATION, balance at the ending			7,924,650		7,256,776
NET BOOK VALUE
NET BOOK VALUE			24,081,696		27,283,477
MOTOR VEHICLES [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		10,992,230	10,992,230	10,992,230
COST, ADDITIONS			0
Forex translation difference			(10,783,006)
COST, balance at the ending			209,224		10,992,230
DEPRECIATION
DEPRECIATION, balance at the beginning		10,960,171	10,960,171	10,960,171
DEPRECIATION, CHARGED FOR THE PERIOD			23,098
DEPRECIATION, Forex translation difference			(10,863,194)
DEPRECIATION, balance at the ending			120,076		10,960,171
NET BOOK VALUE
NET BOOK VALUE			89,149		32,059
FURNITURE & FITTINGS [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		225,788	225,788	225,788
COST, ADDITIONS			0
Forex translation difference			(164,182)
COST, balance at the ending			61,606		225,788
DEPRECIATION
DEPRECIATION, balance at the beginning		104,655	104,655	104,655
DEPRECIATION, CHARGED FOR THE PERIOD			8,415
DEPRECIATION, Forex translation difference			(73,369)
DEPRECIATION, balance at the ending			39,701		104,655
NET BOOK VALUE
NET BOOK VALUE			21,905		121,133
OFFICE EQUIPMENT [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		71,899	71,899	71,899
COST, ADDITIONS			0
Forex translation difference			(5,275)
COST, balance at the ending			66,624		71,899
DEPRECIATION
DEPRECIATION, balance at the beginning		57,869	57,869	57,869
DEPRECIATION, CHARGED FOR THE PERIOD			8,462
DEPRECIATION, Forex translation difference			(4,246)
DEPRECIATION, balance at the ending			62,085		57,869
NET BOOK VALUE
NET BOOK VALUE			4,539		14,030
PLANT & MACHINERY [Member] | TINGO, INC. [Member]
COST
COST, balance at the beginning		65,232	65,232	65,232
COST, ADDITIONS			0
Forex translation difference			10,120,597
COST, balance at the ending			10,185,829		65,232
DEPRECIATION
DEPRECIATION, balance at the beginning		$ 33,763	33,763	$ 33,763
DEPRECIATION, CHARGED FOR THE PERIOD			7,798
DEPRECIATION, Forex translation difference			10,122,360
DEPRECIATION, balance at the ending			10,163,921		33,763
NET BOOK VALUE
NET BOOK VALUE			$ 21,909		$ 31,469